Commitments and Contingencies - Additional Information (Detail) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Oct. 29, 2020
Other Commitments [Line Items]
Deferred underwriting fee payable per share	$ 0.35	$ 0.35	$ 0.35
Deferred underwriting fee payable non current	$ 9,660,000	$ 9,660,000	$ 9,660,000
Affiliate Of The Sponsor [Member] | Forward Purchase Agreement [Member]
Other Commitments [Line Items]
Sale of stock issue price per share				$ 10.00
Common stock shares subscribed but not issued shares				5,000,000
Common stock shares subscribed but not issued shares value				$ 50,000,000